UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.4%
AUSTRALIA 12.9%
REAL ESTATE
DIVERSIFIED 2.8%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Dexus Property Group	2,238,660	13,625,400
Ingenia Communities Group	3,020,070	6,528,399
		20,153,799
RETAIL 9.1%
Scentre Group	8,628,770	29,367,871
Vicinity Centres	11,421,442	27,928,797
Westfield Corp.	1,040,518	7,968,117
		65,264,785
SELF STORAGE 1.0%
National Storage REIT	5,798,905	7,156,694
TOTAL AUSTRALIA		92,575,278

AUSTRIA 0.7%
REAL ESTATE—DIVERSIFIED
BUWOG AG(c)	248,107	5,330,219

CANADA 2.8%
REAL ESTATE
OFFICE 1.7%
Allied Properties REIT	439,907	11,844,888

RETAIL 1.1%
Smart Real Estate Investment Trust	306,525	8,008,002
TOTAL CANADA		19,852,890

FRANCE 8.0%
REAL ESTATE
DIVERSIFIED 1.0%
Fonciere des Regions	72,659	6,866,463

RETAIL 7.0%
Klepierre	1,052,673	50,428,912
TOTAL FRANCE		57,295,375

GERMANY 6.7%
REAL ESTATE
DIVERSIFIED 1.5%
ADO Properties SA, 144A(c),(d)	305,641	10,482,355

	Number of Shares	Value
OFFICE 1.3%
Alstria Office REIT AG(c)	674,688	$9,734,783

RESIDENTIAL 3.9%
Deutsche Wohnen AG	906,761	28,199,180
TOTAL GERMANY		48,416,318

HONG KONG 16.8%
REAL ESTATE
DIVERSIFIED 11.3%
Cheung Kong Property Holdings Ltd.	3,874,000	24,919,928
Henderson Land Development Co., Ltd.	1,254,000	7,686,607
Sun Hung Kai Properties Ltd.	2,804,627	34,256,339
Wharf Holdings Ltd.\The	2,564,000	14,014,270
		80,877,144
OFFICE 2.5%
Hongkong Land Holdings Ltd. (USD)	2,978,071	17,838,645

RETAIL 3.0%
Link REIT	3,636,500	21,540,497
TOTAL HONG KONG		120,256,286

ITALY 0.8%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)	7,535,551	5,655,016

JAPAN 25.6%
REAL ESTATE
DIVERSIFIED 21.3%
Activia Properties	2,728	14,155,689
Invincible Investment Corp.	18,332	13,747,575
Kenedix Office Investment Corp.	1,965	11,278,955
LaSalle Logiport REIT(c)	7,997	7,723,790
Mitsubishi Estate Co., Ltd.	1,427,307	26,511,931
Mitsui Fudosan Co., Ltd.	1,457,597	36,367,074
Mori Hills REIT Investment Corp.	9,907	14,656,497
Nomura Real Estate Master Fund	10,736	16,026,016
Tokyo Tatemono Co., Ltd.	988,200	12,310,244
		152,777,771
OFFICE 1.9%
Japan Prime Realty Investment Corp.	3,348	13,639,504

RETAIL 2.4%
AEON Mall Co., Ltd.	434,200	6,431,307

	Number of Shares	Value
Frontier Real Estate Investment Corp.	70	$336,488
Japan Retail Fund Investment Corp.	4,370	10,491,572
		17,259,367
TOTAL JAPAN		183,676,642

NETHERLANDS 3.2%
REAL ESTATE
DIVERSIFIED 0.9%
Nieuwe Steen Investments NV	1,299,654	6,172,829

RETAIL 2.3%
Wereldhave NV	302,373	16,911,049
TOTAL NETHERLANDS		23,083,878

NORWAY 0.5%
REAL ESTATE—OFFICE
Entra ASA, 144A(d)	391,334	3,688,841

SINGAPORE 2.7%
REAL ESTATE
INDUSTRIALS 1.1%
Global Logistic Properties Ltd.	5,583,880	7,974,900

RETAIL 1.6%
CapitaLand Mall Trust	7,385,100	11,451,466
TOTAL SINGAPORE		19,426,366

SPAIN 2.7%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(c)	468,175	6,659,203
Inmobiliaria Colonial SA(c)	5,938,229	4,398,878
Lar Espana Real Estate Socimi SA	187,112	1,773,580
Merlin Properties Socimi SA	560,207	6,514,835
TOTAL SPAIN		19,346,496

SWEDEN 1.6%
REAL ESTATE—DIVERSIFIED
Atrium Ljungberg AB	487,309	8,433,704
Kungsleden AB	423,491	2,999,505
TOTAL SWEDEN		11,433,209

		Number of Shares	Value
UNITED KINGDOM 12.4%
REAL ESTATE
DIVERSIFIED 0.3%
LondonMetric Property PLC		899,624	$2,049,245

HEALTH CARE 1.2%
Assura PLC		11,586,580	8,836,486

INDUSTRIALS 1.4%
Segro PLC		1,717,298	10,119,918

RESIDENTIAL 1.4%
UNITE Group PLC/The		1,091,864	9,981,522

RETAIL 5.6%
Capital & Regional PLC		7,172,583	6,696,051
Hammerson PLC		4,012,317	33,337,145
			40,033,196
SELF STORAGE 2.5%
Big Yellow Group PLC		1,595,272	17,745,407
TOTAL UNITED KINGDOM			88,765,774
TOTAL COMMON STOCK (Identified cost—$591,793,848)			698,802,588

SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(e)		3,000,000	3,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,000,000)			3,000,000

TOTAL INVESTMENTS (Identified cost—$594,793,848)	97.8%		701,802,588

OTHER ASSETS IN EXCESS OF LIABILITIES	2.2		15,926,387

NET ASSETS	100.0%		$717,728,975

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund

(c)     Non-income producing security.

(d)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.0% of the net assets of the Fund, of which 0.0% are illiquid.

(e)     Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	44.9
Retail	32.1
Office	7.9
Residential	5.3
Self Storage	3.5
Other	2.6
Industrials	2.5
Health Care	1.2
100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $595,742,496 of securities transferred from Level 2 to Level 1, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$92,575,278	$92,575,278	$—	$—	(a)
Other Countries	606,227,310	606,227,310	—	—
Short-Term Investments	3,000,000	—	3,000,000	—
Total Investments(b)	$701,802,588	$698,802,588	$3,000,000	$—

(a) BGP Holding PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$594,793,848
Gross unrealized appreciation	$115,227,777
Gross unrealized depreciation	(8,219,037)
Net unrealized appreciation	$107,008,740

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2016